Income Taxes (Details) - Schedule of Reconciliation of the Income Tax Provision (Parentheticals)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Reconciliation of the Income Tax Provision [Abstract]
Income Taxes at the Statutory Tax Rate	26.50%	26.50%	26.50%